Derivative financial instruments (Analysis of contractual cash inflows (outflows) of major derivative financial instruments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	¥ 184,733	¥ 91,287
Derivative financial liabilities, Carrying amounts	295,001	450,708
Hedging instruments for cash flow hedge (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	184,458	82,367
Derivative financial liabilities, Carrying amounts	45,111	243,045
Derivative financial assets (net settlement), Contractual cash flows	184,458	82,367
Derivative financial liabilities (net settlement), Contractual cash flows	(45,111)	(243,045)
Hedging instruments for cash flow hedge (exchange forward contracts)
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	275	4,319
Derivative financial liabilities, Carrying amounts	68,853	42,082
Derivative financial assets - inflows, Contractual cash flows	304,090	697,057
Derivative financial assets - outflows, Contractual cash flows	(303,780)	(691,081)
Derivative financial assets (net settlement), Contractual cash flows	310	5,976
Derivative financial liabilities - inflows, Contractual cash flows	1,918,752	2,702,992
Derivative financial liabilities - outflows, Contractual cash flows	(1,986,755)	(2,738,635)
Derivative financial liabilities (net settlement), Contractual cash flows	(68,003)	(35,643)
Hedging instruments for cash flow hedge (interest rate swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	181,037	162,594
Derivative financial liabilities (net settlement), Contractual cash flows	(230,534)	(188,162)
Financial instruments at fair value through profit or loss (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts		4,601
Derivative financial liabilities, Carrying amounts		2,987
Derivative financial liabilities (net settlement), Contractual cash flows		(2,987)
Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts		4,601
Derivative financial assets (net settlement), Contractual cash flows		4,601
Within 1 year | Hedging instruments for cash flow hedge (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	109,907	67,266
Derivative financial liabilities (net settlement), Contractual cash flows	(34,753)	(203,361)
Within 1 year | Hedging instruments for cash flow hedge (exchange forward contracts)
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	302,424	585,340
Derivative financial assets - outflows, Contractual cash flows	(302,120)	(581,248)
Derivative financial assets (net settlement), Contractual cash flows	304	4,092
Derivative financial liabilities - inflows, Contractual cash flows	1,498,700	2,042,062
Derivative financial liabilities - outflows, Contractual cash flows	(1,549,515)	(2,067,617)
Derivative financial liabilities (net settlement), Contractual cash flows	(50,815)	(25,555)
Within 1 year | Hedging instruments for cash flow hedge (interest rate swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(37,564)	(33,497)
Within 1 year | Financial instruments at fair value through profit or loss (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows		(1,493)
Within 1 year | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		4,601
Cash flows, Between 1 and 5 years [member] | Hedging instruments for cash flow hedge (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	74,551	15,101
Derivative financial liabilities (net settlement), Contractual cash flows	(10,358)	(39,684)
Cash flows, Between 1 and 5 years [member] | Hedging instruments for cash flow hedge (exchange forward contracts)
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	1,666	111,717
Derivative financial assets - outflows, Contractual cash flows	(1,660)	(109,833)
Derivative financial assets (net settlement), Contractual cash flows	6	1,884
Derivative financial liabilities - inflows, Contractual cash flows	420,052	660,930
Derivative financial liabilities - outflows, Contractual cash flows	(437,240)	(671,018)
Derivative financial liabilities (net settlement), Contractual cash flows	(17,188)	(10,088)
Cash flows, Between 1 and 5 years [member] | Hedging instruments for cash flow hedge (interest rate swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(69,890)	(48,412)
Cash flows, Between 1 and 5 years [member] | Financial instruments at fair value through profit or loss (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows		(1,494)
After 5 years | Hedging instruments for cash flow hedge (interest rate swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	¥ (123,080)	¥ (106,253)